Consolidated Statements of Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2021	$ 94,000,253	$ 2,513	$ 239,406,387	$ (148,188,138)	$ (655)	$ 91,220,107	$ 2,780,092
Balance, shares at Dec. 31, 2021	2,512,815	2,512,816
Issuance of common stock upon stock option exercise	$ (54)	$ 3	(57)			(54)
Issuance of common stock upon stock option exercise, shares	3,006	3,006
Issuance of common stock for legal settlement	$ 241,740	$ 3	241,737			241,740
Issuance of common stock for legal settlement, shares		3,000
Stock based compensation	27,949,257	$ 8	27,949,249			27,949,257
Stock based compensation, shares		8,224
Other comprehensive loss	4,277				4,277	4,277
Comprehensive loss	(60,378,988)			(59,999,072)		(59,999,072)	(379,916)
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	267,597,370	(208,187,210)	3,622	59,416,309	2,400,176
Balance, shares at Dec. 31, 2022	2,527,045	2,527,045
Stock based compensation	$ 2,093,549	$ 350	2,093,199			2,093,549
Stock based compensation, shares		350,000
Other comprehensive loss	(70,273)				(70,273)	(70,273)
Comprehensive loss	(25,836,312)			(25,563,699)		(25,563,699)	(272,612)
Prior period adjustments made to accumulated deficit	(1,413,832)			(1,381,681)	(25,016)	(1,406,697)	(7,135)
Balance at Dec. 31, 2023	$ 36,589,618	$ 2,877	$ 269,690,569	$ (235,132,590)	$ (91,667)	$ 34,469,189	$ 2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045